Warrant Liability (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
A rollforward of the warrant liabilty
Balance, beginning	$ 3,152	$ 2,981	$ 2,981
Revaluation of warrants	2,421	170	171	392
Reclassification of warrant liability to stockholders' equity	5,803
Balance, ending			3,152	2,981
Warrant [Member]
A rollforward of the warrant liabilty
Balance, beginning	3,152	2,981	2,981	2,589
Issuance of warrants in connection with lending arrangement	230
Revaluation of warrants	2,421		171	392
Reclassification of warrant liability to stockholders' equity	(5,803)
Balance, ending			$ 3,152	$ 2,981